Segment Information, Information about Company's Reportable Segments (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022 Segment	Sep. 30, 2022 Segment	Dec. 31, 2022 USD ($) Vessel	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) Segment
Segment Information [Abstract]
Number of containerships acquired | Vessel			2
Number of operating segments | Segment		3
Number of reportable segments | Segment	4	3			1
Segment Information [Abstract]
Voyage charter revenues			$ 51,805,097	$ 15,002,012	$ 0
Total vessel revenues			262,101,998	132,049,710	12,487,692
Voyage expenses (including charges from related party)			(33,040,690)	(12,950,783)	(584,705)
Vessel operating expenses			(62,967,844)	(39,203,471)	(7,447,439)
Management fees to related parties			(9,395,900)	(6,744,750)	(930,500)
Depreciation and amortization			(25,829,713)	(14,362,828)	(1,904,963)
Provision for doubtful accounts			(266,732)	(2,483)	(37,103)
Gain on sale of vessel			3,222,631	0	0
Operating income			126,779,813	55,519,085	452,029
Interest and finance costs			(8,584,054)	(2,854,998)	(2,189,577)
Interest income			1,558,103	75,123	34,976
Foreign exchange (losses)/gains			103,700	28,616	(29,321)
Unallocated general and administrative expenses			(7,043,937)	(3,266,310)	(1,130,953)
Dividend on equity securities			24,528	0	0
Profit from equity securities			27,450	0	0
Net (loss)/income, before taxes			119,909,540	52,767,826	(1,731,893)
Time Charter [Member]
Segment Information [Abstract]
Vessel revenues			163,872,159	111,900,699	12,487,692
Pool [Member]
Segment Information [Abstract]
Vessel revenues			46,424,742	5,146,999	0
Operating Segment [Member]
Segment Information [Abstract]
Operating income			133,823,750	58,785,395
Operating Segment [Member] | Dry Bulk Segment [Member]
Segment Information [Abstract]
Voyage charter revenues			0	0	0
Total vessel revenues			148,930,997	102,785,442	12,487,692
Voyage expenses (including charges from related party)			(3,649,943)	(1,891,265)	(584,705)
Vessel operating expenses			(40,697,898)	(26,841,600)	(7,447,439)
Management fees to related parties			(6,481,000)	(4,890,900)	(930,500)
Depreciation and amortization			(18,039,966)	(10,528,711)	(1,904,963)
Provision for doubtful accounts			0	(2,483)	(37,103)
Gain on sale of vessel			0	0	0
Operating income			80,062,190	58,630,483	1,582,982
Operating Segment [Member] | Dry Bulk Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues			148,930,997	102,785,442	12,487,692
Operating Segment [Member] | Dry Bulk Segment [Member] | Pool [Member]
Segment Information [Abstract]
Vessel revenues			0	0	0
Operating Segment [Member] | Aframax/LR2 Tanker Segment [Member]
Segment Information [Abstract]
Voyage charter revenues			51,805,097	15,002,012
Total vessel revenues			96,248,215	26,559,413
Voyage expenses (including charges from related party)			(29,100,348)	(11,003,925)
Vessel operating expenses			(17,386,009)	(9,776,724)
Management fees to related parties			(2,167,000)	(1,433,950)
Depreciation and amortization			(5,889,352)	(3,087,764)
Provision for doubtful accounts			(266,732)	0
Gain on sale of vessel			3,222,631	0
Operating income			44,661,405	1,257,050
Operating Segment [Member] | Aframax/LR2 Tanker Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues			13,656,029	9,115,257
Operating Segment [Member] | Aframax/LR2 Tanker Segment [Member] | Pool [Member]
Segment Information [Abstract]
Vessel revenues			30,787,089	2,442,144
Operating Segment [Member] | Handysize Tanker Segment [Member]
Segment Information [Abstract]
Voyage charter revenues			0	0
Total vessel revenues			15,637,653	2,704,855
Voyage expenses (including charges from related party)			(219,066)	(55,593)
Vessel operating expenses			(4,322,281)	(2,585,147)
Management fees to related parties			(666,500)	(419,900)
Depreciation and amortization			(1,405,124)	(746,353)
Provision for doubtful accounts			0	0
Gain on sale of vessel			0	0
Operating income			9,024,682	(1,102,138)
Operating Segment [Member] | Handysize Tanker Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues			0	0
Operating Segment [Member] | Handysize Tanker Segment [Member] | Pool [Member]
Segment Information [Abstract]
Vessel revenues			15,637,653	2,704,855
Operating Segment [Member] | Container Ship Segment [Member]
Segment Information [Abstract]
Voyage charter revenues			0
Total vessel revenues			1,285,133
Voyage expenses (including charges from related party)			(71,333)
Vessel operating expenses			(561,656)
Management fees to related parties			(81,400)
Depreciation and amortization			(495,271)
Provision for doubtful accounts			0
Gain on sale of vessel			0
Operating income			75,473
Operating Segment [Member] | Container Ship Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues			1,285,133
Operating Segment [Member] | Container Ship Segment [Member] | Pool [Member]
Segment Information [Abstract]
Vessel revenues			0
Segment Reconciling Items [Member]
Segment Information [Abstract]
Interest and finance costs			(8,545,149)	(2,631,318)	(810,317)
Interest income			1,485,368	11,651	9,387
Foreign exchange (losses)/gains			99,134	31,325	(28,455)
Dividend on equity securities			24,528	0	0
Profit from equity securities			27,450	0	0
Corporate [Member]
Segment Information [Abstract]
Interest and finance costs			(38,905)	(223,680)	(1,379,260)
Interest income			72,735	63,472	25,589
Foreign exchange (losses)/gains			4,566	(2,709)	(866)
Unallocated general and administrative expenses			$ (7,043,937)	$ (3,266,310)	$ (1,130,953)